OTHER ASSETS - Schedule of Other Assets (Details) - GBP (£) £ in Millions		Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment:
Total operating lease assets		£ 10,660	£ 11,577
Settlement balances		416	434
Prepayments		1,224	1,022
Deferred acquisition and origination costs		54	64
Other assets		1,483	1,593
Total other assets	[1]	13,837	14,690
Investment properties
Property, plant and equipment:
Total operating lease assets		2,532	3,612
Premises
Property, plant and equipment:
Total operating lease assets		871	817
Equipment
Property, plant and equipment:
Total operating lease assets		1,285	1,634
Operating lease assets
Property, plant and equipment:
Total operating lease assets		4,816	4,196
Right-of-use assets (note 27)
Property, plant and equipment:
Total operating lease assets		£ 1,156	£ 1,318

[1]	1 See note 1 regarding changes to presentation.